Assets and Liabilities - Financial Assets and Liabilities - Schedule Total Non-current Other Liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Noncurrent Liabilities [Abstract]
Accrual for milestone payment to vendor	kr 1,179	kr 65
Phantom shares liability to employees	455	313
Total non-current other liabilities	kr 1,634	kr 378